Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Due from Related Parties	Due from related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273
Amount due from (to) as of December 31, 2022 are summarized as follows:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€21,693	€21,693
Long-term investment	-	-	2,550	2,550
Trade receivable	264	-	115,757	116,021
Total	€264	€-	€140,000	€140,264

Schedule of Due to Related Parties	Due to related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€(85)	€(85)
Trade payable to related party	-	(237,200)	-	(237,200)
Total	€-	€(237,200)	€(85)	€(237,285)

Schedule of Transactions with Related Parties	Transactions with related parties during the year ended December 31, 2023, 2022 and 2021 were summarized as follows:
	Senior	Other group
	partner	companies	Total
Sales	€2,418	€1,349,710	€1,380,547
*Services received	(1,005,434)	-	(1,005,434)
Purchases	-	(1,201,244)	(1,201,244)
Total	€(1,003,016)	€148,466	€(826,131)
*	Comprised of selling and administrative – related parties of €995,435 and salaries and benefits – related parties of €9,999
	Senior	Other group
	partner	companies	Total
Sales	€-	€836,804	€836,804
Services received	(547,912)	-	(547,912)
Purchases	-	(30,696)	(30,696)
Total	€(547,912)	€806,108	€258,196

	Senior	Other group
	partner	companies	Total
Sales	€242	€149,161	€149,403
Services received	(226,222)	(17,994)	(244,216)
Purchases	-	(1,224,811)	(1,224,811)
	€(225,980)	€(1,093,644)	€(1,319,624)